RELATED PARTY INFORMATION	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY INFORMATION	RELATED PARTY INFORMATIONAs of March 31, 2022 CNH Industrial’s related parties were primarily EXOR N.V. and the companies that EXOR N.V. controlled or had a significant influence over, including Iveco Group N.V. post-Demerger, Stellantis N.V. (formerly Fiat Chrysler Automobiles N.V. which, effective January 16, 2021, merged with Peugeot S.A. by means of a cross-border legal merger) and its subsidiaries and affiliates ("Stellantis") and Iveco Group N.V. which effective January 1, 2022 separated from CNH Industrial N.V. by way of a demerger under Dutch law and became a public listed company independent from CNH Industrial.
As of March 31, 2022, EXOR N.V. held 42.5% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of March 31, 2022. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or joint control.
The Company’s Audit Committee reviews and approves all significant related party transactions.
Transactions with EXOR N.V. and its Subsidiaries and Affiliates
EXOR N.V. is an investment holding company. As of March 31, 2022, and December 31, 2021, among other things, EXOR N.V. managed a portfolio that includes the investment in Stellantis. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the three months ended March 31, 2022 and 2021.
In connection with the establishment of Fiat Industrial (now CNH Industrial) through the demerger from Fiat (which was subsequently merged into Fiat Chrysler Automobiles N.V. which is now Stellantis), the two companies entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and Stellantis provide services to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. During the three months ended March 31, 2022 and 2021, Stellantis subsidiaries provided CNH Industrial with administrative services such as accounting, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in letters.
Furthermore, CNH Industrial and Stellantis engage in other minor transactions in the ordinary course of business. These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$—	$—
Cost of goods sold	$5	$8
Selling, general and administrative expenses	$13	$13

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$18	$20

Transactions with Iveco Group post-Demerger
CNH Industrial and Iveco Group post-Demerger entered into transactions consisting of the sale of engines from Iveco Group to CNH Industrial. Additionally, concurrent with the Demerger, the Companies entered into services contracts in relation to general administrative and specific technical matters, provided by either CNH Industrial to Iveco Group and vice versa as follows:
Master Service Agreements: CNH Industrial and Iveco Group entered into a two-year Master Services Agreement (“MSA”) whereby each Party (and its subsidiaries) may provide services to the other (and its subsidiaries). Services provided under the MSA relate mainly to lease of premises and depots and IT services.
Engine Supply Agreement: in relation to the design and supply of off-road engines from Iveco Group to CNH Industrial post-Demerger, Iveco Group and CNH Industrial entered into a ten-year Engine Supply Agreement (“ESA”) whereby Iveco Group will sell to CNH Industrial post-Demerger diesel, CNG and LNG engines and provide post-sale services.
Financial Service Agreement: in relation to certain financial services activities carried out by either CNH Industrial to Iveco Group post-Demerger or vice versa, in connection with the execution of the Demerger Deed, CNH Industrial and Iveco Group entered into a three-year Master Services Agreement (“FS MSA”), whereby each Party (and its subsidiaries) may provide services and/or financial services activities to the other (and its subsidiaries). Services provided under the FS MSA relate mainly to wholesale and retail financing activities to suppliers, distribution network and customers.
The transactions with Iveco Group post-Demerger are reflected in the Condensed Combined Financial Statements as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$—	$5
Cost of goods sold	$260	$231

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$18	$87
Trade payables	$194	$181
Transactions with Unconsolidated Subsidiaries and Affiliates
CNH Industrial sells agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$126	$113
Cost of goods sold	$121	$107

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$63	$101
At March 31, 2022 and December 31, 2021, CNH Industrial had provided guarantees on commitments of its associated company for an amount of $13 million and $15 million, respectively, related to CNH Industrial Capital Europe S.a.S.